Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Core Natural Resources, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38147
Entity Tax Identification Number	82-1954058
Entity Address, Address Line One	275 Technology Drive,
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317-9565
City Area Code	724
Local Phone Number	416-8300
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001710366